Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital	Capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Cash flow hedging reserve	Accumulated deficit reserve	Ordinary shares	Ordinary shares Capital reserve
Equity, beginning balance at Dec. 31, 2016	€ 1,902.5	€ 0.0	€ 1,800.7	€ 1.0	€ 493.4	€ 84.0	€ 8.4	€ (485.0)
Profit for the period	67.3							67.3
Other comprehensive income (loss) for the year	(9.5)					(2.5)	(9.5)
Other comprehensive income, attributable to owners of parent	2.5
Total comprehensive income for the period	57.8					(2.5)	(9.5)	69.8
Purchase of treasury shares	(93.9)									€ (93.9)
Vesting of Non-Executive Director restricted stock award	(0.1)		0.6	(0.7)
Share based payment charge	2.1			2.1
Total transaction with owners, recognized directly in equity	(91.9)		(93.3)	1.4
Equity, ending balance at Jun. 30, 2017	1,868.4	0.0	1,707.4	2.4	493.4	81.5	(1.1)	(415.2)
Equity, beginning balance at Dec. 31, 2017	1,852.6	0.0	1,623.7	2.9	493.4	83.2	(3.0)	(347.6)
Profit for the period	93.4							93.4
Other comprehensive income (loss) for the year	13.1					6.4	12.8	(6.1)
Total comprehensive income for the period	106.5					6.4	12.8	87.3
Issue of equity			0.1						€ 0.1
Vesting of Non-Executive Director restricted stock award	(0.2)		0.6	(0.8)
Founder Preferred Shares Annual Dividend Amount	0.0		120.8		(120.8)
Share based payment charge	6.4			6.4
Total transaction with owners, recognized directly in equity	6.3		121.5	5.6	(120.8)
Equity, ending balance at Jun. 30, 2018	€ 1,965.4	€ 0.0	€ 1,745.2	€ 8.5	€ 372.6	€ 89.6	€ 9.8	€ (260.3)